Interest income and finance (costs) income, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Income
Interest income from bank deposits	¥ 2,129,939	¥ 2,256,095	¥ 1,351,890
Others	100,496	47,307	3,961
Investment income	2,230,435	2,303,402	1,355,851
Finance (costs) income, net
Interest expenses on borrowings	(199,116)	(99,272)	(172,041)
Foreign exchanges gains (losses)	(1,129,759)	271,411	(1,387,541)
Others, net	(13,062)	(85,136)	(98,321)
Total	¥ (1,341,937)	¥ 87,003	¥ (1,657,903)